HARRISON LAW, P.A.

Diane J. Harrison Bar Admissions: Florida and Nevada	6860 Gulfport Blvd. S. PMB 162 South Pasadena, Florida 33707 Phone: (941) 723-7564 Fax: (941) 531-4935 HarrisonDJEsq@tampabay.rr.com

February 20, 2007

Mr. Larry M. Spirgel, Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

Mail Stop 3720

100 F Street, NE

Washington D.C., 20549

Re:

Harcom Productions, Inc.

Second Amendment to Registration Statement on Form SB-2

File No. 333-139685

Filed: February 20, 2007

Dear Mr. Spirgel:

Please find below Harcom Production, Inc.’s (the Company’s) responses to SEC’s Comment Letter dated February 15, 2007. On behalf of the Company, on February 20, 2007, I transmitted via EDGAR the Company’s Second Amendment to Registration Statement on Form SB-2. Furthermore, to facilitate your review, the Company also transmitted via EDGAR an HTML version of the red-lined document.

Dilution, page 6

1.  Item 506(a) of Regulation S-B states:  “If the small business issuer is not a reporting company and is selling common equity at a price significantly more than the price paid by officers, directors, promoters and affiliated persons for common equity purchased by them during the last five years (or which they have rights to purchase), compare these prices.”  The SB-2 filed by Harcom pertains to the resale of shares held by shareholders and does not contain a primary offering in which Harcom is selling common equity.  Item 506(a) clearly refers to the small business issuer selling common equity and not to shares being offered in a resale registration.  We have therefore modified our dilution section to accurately reflect that there will be no dilution to the selling security holders.

2.  As stated in response to comment 1 above, we modified the Dilution section and, for clarity, removed the price comparison.  Accordingly, we did not make further disclosure regarding the effect of the stock split on the price comparison.

Larry M. Spirgel, SEC

Re:  Harcom Productions, Inc.

2/20/07

Balance Sheets, December 31, 2005 and 2004, page F-7

3. I apologize for this clerical error.  The financial statements have been corrected.

Sincerely,

/s/ DIANE J. HARRISON

Diane J. Harrison, Esq.

Enclosures:

1. Harcom Productions, Inc. SB-2/A-2

2. HTML Harcom Productions, Inc. SB-2/A-2 Compare

3. Exhibit 5.2: Opinion Regarding Legality and Consent of Counsel: by Diane J. Harrison, Esq.

4. Exhibit 23.2: Consent of Experts and Counsel: Independent Auditor's Consent by Killman, Murrell & Company, P.C.